UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	8 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2022
Adjustments to reconcile net loss to net cash used in operating activities:
(Gain) loss on change in fair value of SAFE and warrant liabilities		$ 427,000
Changes in operating assets and liabilities:
Net cash used in operating activities		(71,336,000)
Cash Flows From Investing Activities:
Net cash used in investing activities		(6,530,000)
Cash Flows From Financing Activities:
Net cash provided by financing activities		23,000
Cash, cash equivalents and restricted cash at beginning of period		128,732,000
Cash, cash equivalents and restricted cash at end of period	$ 115,700,000	51,034,000
AMCI ACQUISITION CORP. II
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	467,528	1,056,085
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class B common stock	1,000
(Gain) loss on change in fair value of SAFE and warrant liabilities	(1,382,900)	(4,066,720)
Gain from extinguishment of deferred underwriting commission on public warrants		(171,700)
Offering costs allocated to derivative warrant liabilities	476,450
Income from investments held in the trust account	(2,178)	(972,453)
Changes in operating assets and liabilities:
Prepaid expenses	49,173	244,534
Accounts payable	3,000	1,602,381
Due to related party	19,723	686,400
Accrued expenses	138,034	1,127,030
Capital base tax payable		133,578
Franchise tax payable	134,845	(38,598)
Income tax payable		54,366
Net cash used in operating activities	(95,325)	(345,097)
Cash Flows From Investing Activities:
Cash deposited in trust account	(150,000,000)
Investment income released from Trust Account		9,000
Net cash used in investing activities	(150,000,000)	9,000
Cash Flows From Financing Activities:
Proceeds from note payable to related party	1,000
Proceeds received from initial public offering, gross	150,000,000
Proceeds received from private placement	852,416
Net cash provided by financing activities	150,853,416
Net (decrease) increase in cash, cash equivalents and restricted cash	758,091	(336,097)
Cash, cash equivalents and restricted cash at beginning of period	0	343,399
Cash, cash equivalents and restricted cash at end of period	758,091	7,302
Supplemental disclosure of noncash activities:
Offering costs included in notes payable	1,968,784
Offering costs included in accrued expenses	30,000
Offering costs paid by Sponsor in exchange for issuance of Class B common stock	24,000
Prepaid expenses paid by related party under note payable and advances	677,800
Repayment of note payable and advances by Sponsor in exchange for issuance of private placement warrants	2,647,584
Deferred underwriting commissions in connection with the initial public offering	5,250,000
Value of Class B common stock transferred to Anchor Investors at initial public offering	$ 6,509,758
Extinguishment of deferred underwriting commissions on public shares		$ 4,878,300